CURRENT AND NON-CURRENT PROVISIONS (Details) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current and Non current provisions
Balances	$ 65,624,166	$ 73,081,893	$ 64,301,817
Litigation
Current and Non current provisions
Balances	$ 65,624,166	$ 73,081,893	$ 64,301,817